UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-02192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	5/31
Date of reporting period:	2/29/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Third Century Fund
February 29, 2016 (Unaudited)

Common Stocks - 98.9%	Shares		Value ($)
Banks - 3.4%
Comerica	34,950		1,180,611
People's United Financial	281,600	[a]	4,114,176
PNC Financial Services Group	50,900		4,138,679
			9,433,466
Capital Goods - 5.4%
3M	42,600		6,682,662
General Electric	131,450		3,830,453
Quanta Services	206,600	[b]	4,191,914
Snap-on	2,150		311,041
			15,016,070
Consumer Durables & Apparel - 3.7%
NIKE, Cl. B	104,800		6,454,632
PVH	48,700		3,854,605
			10,309,237
Consumer Services - .8%
Marriott International, Cl. A	33,400	[a]	2,276,210
Diversified Financials - 5.4%
American Express	31,550		1,753,549
Northern Trust	74,000		4,394,120
State Street	64,500		3,533,310
T. Rowe Price Group	76,000		5,252,360
			14,933,339
Energy - 6.8%
Baker Hughes	30,850		1,322,540
Exxon Mobil	21,000		1,683,150
Hess	15,100		658,360
Marathon Petroleum	116,600		3,993,550
Phillips 66	17,000		1,349,630
Spectra Energy	164,150		4,793,180
Tesoro	6,400		516,352
Valero Energy	79,400		4,770,352
			19,087,114
Food, Beverage & Tobacco - 8.2%
Campbell Soup	37,200	[a]	2,297,100
Coca-Cola Enterprises	113,650		5,513,161

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 8.2% (continued)
Constellation Brands, Cl. A	25,000		3,535,750
General Mills	64,300		3,784,055
Mondelez International, Cl. A	126,900		5,143,257
PepsiCo	27,750		2,714,505
			22,987,828
Health Care Equipment & Services - 5.7%
AmerisourceBergen	48,050		4,162,091
Cardinal Health	62,700		5,122,590
Cigna	12,050		1,682,301
Henry Schein	30,200	[b]	4,996,590
			15,963,572
Household & Personal Products - 1.6%
Clorox	34,300		4,336,206
Insurance - 5.5%
Chubb	52,900		6,111,537
Marsh & McLennan	62,400		3,559,920
Travelers	52,750		5,671,680
			15,343,137
Materials - 2.8%
Ecolab	44,150		4,527,582
International Flavors & Fragrances	31,550		3,258,799
			7,786,381
Media - 5.3%
Time Warner	76,300		5,051,060
Time Warner Cable	20,500		3,912,630
Walt Disney	59,700		5,702,544
			14,666,234
Pharmaceuticals, Biotechnology & Life Sciences - 12.6%
Agilent Technologies	132,700		4,956,345
Biogen	11,450	[b]	2,970,359
Gilead Sciences	81,000		7,067,250
Johnson & Johnson	20,500		2,156,805
Merck & Co.	127,400		6,396,754
PerkinElmer	38,100		1,800,606
Waters	41,050	[b]	4,938,725
Zoetis	118,400		4,861,504
			35,148,348
Retailing - 2.7%
Signet Jewelers	33,100		3,588,040

Common Stocks - 98.9% (continued)	Shares		Value ($)
Retailing - 2.7% (continued)
Tiffany & Co.	59,100		3,840,318
			7,428,358
Semiconductors & Semiconductor Equipment - 2.1%
Intel	30,300		896,577
NVIDIA	158,000		4,954,880
			5,851,457
Software & Services - 9.6%
Accenture, Cl. A	62,100		6,226,146
Alphabet, Cl. A	1,900	[b]	1,362,718
Alphabet, Cl. C	4,000	[b]	2,791,080
Citrix Systems	40,900	[b]	2,889,585
Electronic Arts	67,400	[b]	4,329,776
Microsoft	178,600		9,087,168
			26,686,473
Technology Hardware & Equipment - 8.6%
Apple	134,075		12,963,712
Cisco Systems	255,425		6,687,026
Corning	115,900		2,120,970
EMC	62,575		1,635,085
Hewlett Packard Enterprise	50,400		668,808
			24,075,601
Telecommunication Services - 1.8%
CenturyLink	163,200		4,992,288
Transportation - 2.5%
Expeditors International of Washington	24,300		1,112,454
Southwest Airlines	141,600		5,940,120
			7,052,574
Utilities - 4.4%
Exelon	191,400		6,027,186
NextEra Energy	56,200		6,340,484
			12,367,670
Total Common Stocks (cost $244,913,624)			275,741,563
Other Investment - 1.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,778,360)	2,778,360	[c]	2,778,360
Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $2,208,764)	2,208,764	[c]	2,208,764

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $249,900,748)	100.7%	280,728,687
Liabilities, Less Cash and Receivables	(.7%)	(2,066,667)
Net Assets	100.0%	278,662,020

[a] Security, or portion thereof, on loan. At February 29, 2016, the value of the fund’s securities on loan was $8,133,881 and the value of the collateral held by the fund was $8,395,232, consisting of cash collateral of $2,208,764 and U.S. Government & Agency securities valued at $6,186,468.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Pharmaceuticals, Biotechnology & Life Sciences	12.6
Software & Services	9.6
Technology Hardware & Equipment	8.6
Food, Beverage & Tobacco	8.2
Energy	6.8
Health Care Equipment & Services	5.7
Insurance	5.5
Capital Goods	5.4
Diversified Financials	5.4
Media	5.3
Utilities	4.4
Consumer Durables & Apparel	3.7
Banks	3.4
Materials	2.8
Retailing	2.7
Transportation	2.5
Semiconductors & Semiconductor Equipment	2.1
Money Market Investments	1.8
Telecommunication Services	1.8
Household & Personal Products	1.6
Consumer Services	.8
100.7
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Third Century Fund
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	275,741,564	-	-	275,741,564
Mutual Funds	4,987,124	-	-	4,987,124

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receiptsand financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 29, 2016, accumulated net unrealized appreciation on investments was $30,827,939, consisting of $40,239,734 gross unrealized appreciation and $9,411,795 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)